MICHAEL J. MURPHY ATTORNEY AT LAW 312-609-7738 mmurphy@vedderprice.com	VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005 CHICAGO • NEWYORK CITY • WASHINGTON,D.C July 13, 2011

VIA EDGAR
Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Aston Funds
Post-Effective Amendment No. 133 under the Securities Act of 1933 and Amendment No. 135 under Investment Company Act of 1940
File Nos. 033-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 133 to its Registration Statement on Form N-1A (Amendment No. 135 under the 1940 Act), including exhibits, marked to show changes from the Trust’s previously filed Post-Effective Amendment to its Registration Statement relating to the ASTON/DoubleLine Core Plus Fixed Income Fund (formerly known as ASTON/DoubleLine Opportunistic Bond Fund).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of making non-material changes.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7738 if you have any questions.

Very truly yours,

/s/ Michael J. Murphy

Michael J. Murphy

Enclosures